Financial instruments - Fair value - Level 2 instruments, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 1,130,036	$ 1,694,248
Financial assets measured at fair value: | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	121,108	322,748
Financial assets measured at fair value: | Derivative instruments | Cash flow hedges | Level 2
Disclosure of financial assets [line items]
Financial assets	$ 121,100	$ 322,700